Trade payables and other current liabilities - Schedule of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Non-current refund liabilities	€ 678	€ 3,218
Current refund liabilities	3,298	313
Refund liabilities	€ 3,976	€ 3,530